Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000244569
Shareholder Report [Line Items]
Fund Name	Brandes International ETF
Trading Symbol	BINV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Brandes International ETF for the period July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.
Additional Information Phone Number	(866) 307-0477
Additional Information Website	https://www.brandes.com/etfs/resources
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes International ETF	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the twelve-month period ending June 30, 2026, the Brandes International ETF returned 20.17% (based on net asset value), performing in line with the 20.23% return of the MSCI EAFE Index and underperforming the 26.95% return of the MSCI EAFE Value Index. Select holdings in information technology, industrials, energy, and consumer discretionary were solid performers, whereas underweight to information technology and overweight to consumer staples detracted from relative returns. From a country perspective, notable contributors included holdings in South Korea, Switzerland, and Brazil. Meanwhile, select holdings in the United Kingdom, Netherlands, and Spain weighed on relative returns.

TOP PERFORMANCE CONTRIBUTORS

Information Technology | Samsung Electronics (South Korea, Technology Hardware), Taiwan Semiconductor Manufacturing Company (Taiwan, Semiconductors), and STMicroelectronics (France, Semiconductors). Investor enthusiasm surrounding artificial intelligence (AI) continued to intensify, with semiconductor manufacturers, technology hardware companies, and other businesses viewed as beneficiaries of accelerating AI-related capital expenditures among the strongest performers.

Industrials | SMC Corp (Japan, Machinery), Kubota (Japan, Machinery), and Embraer (Brazil, Aerospace & Defense)

Oil, Gas & Consumable Fuels | Petrobras (Brazil), TotalEnergies (France), Shell (U.K.), and ENI (Italy). Our integrated oil holdings benefited from raised oil prices earlier this year amid the Middle East conflict.

Consumer Discretionary| Swatch Group (Switzerland, Luxury Goods), Kering (France, Luxury Goods), and Alibaba (China, Broadline Retail).

TOP PERFORMANCE DETRACTORS

Information Technology | While we started the period with a similar weight to technology as the benchmark, the strong share-price appreciation led us to trim or exit certain holdings, and the resulting underweight position became a meaningful detractor from relative performance. In addition, businesses perceived to face disruption from AI, particularly software and IT services companies, generally underperformed. Our holdings in Capgemini, NICE, and SAP were among the largest detractors.

Beverages | Pernod Ricard (France), China Resources Beer Holding (China), and Diageo (U.K.).

Spain | Grifols (Biotechnology).

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future
Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Commencement of OperationsFootnote Reference*
Brandes International ETF - NAV	20.17%	23.54%
MSCI EAFE Index (Net)	20.23%	21.17%
MSCI EAFE Value Index	26.95%	24.90%
Footnote	Description
Footnote*	Since Commencement of Operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 04, 2023
No Deduction of Taxes [Text Block]	The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 492,180,698
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,701,870
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$492,180,698
  Total advisory fees paid$2,701,870
  Total number of portfolio holdings67
  Portfolio turnover rate2%

Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sectors	% of Net Assets
Consumer Staples	25.0%
Health Care	16.7%
Consumer Discretionary	15.9%
Industrials	9.2%
Financials	7.7%
Information Technology	7.2%
Communication Services	6.2%
Materials	4.8%
Energy	2.3%
Real Estate	1.9%
Utilities	1.4%
Consumer, Cyclical	0.8%
Money Market Funds	0.8%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000244570
Shareholder Report [Line Items]
Fund Name	Brandes U.S. Small-Mid Cap Value ETF
Trading Symbol	BSMC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Brandes U.S. Small-Mid Cap Value ETF for the period July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.
Additional Information Phone Number	(866) 307-0477
Additional Information Website	https://www.brandes.com/etfs/resources
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes U.S. Small-Mid Cap Value ETF	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the trailing twelve-month period ending June 30, 2026, the Brandes U.S. Small-Mid Cap Value ETF returned 25.03% (based on net asset value), underperforming the 38.54% return of the Russell 2500 Value Index. Notably, our positions in the industrials sector, particularly those in the machinery and ground transportation industries, contributed positively to the Fund’s relative performance. Moreover, financials and media holdings aided returns, as well as our underweight to real estate. Meanwhile, relative underperformance was driven mainly by the difference in exposure to information technology between the portfolio and the benchmark. Additionally, several holdings in consumer staples and health care declined.

TOP PERFORMANCE CONTRIBUTORS

Industrials | Machinery companies Timken and Kennametal appreciated significantly, as did ground transportation businesses Knight-Swift, Heartland Express, and Landstar System. Knight-Swift and Heartland Express both benefited from early signs of a truckload cycle recovery, driven by tightening industry capacity and improving freight pricing.

Financials | Citizens Financial Group (Banks) and State Street (Capital Markets).

Media | Scholastic Corp and Omnicom Group.

Underweight to Real Estate

TOP PERFORMANCE DETRACTORS

Information Technology | Holdings in the technology sector performed poorly, given the concentration in IT services (EPAM Systems and Amdocs) and software (NICE), where investor concerns focused on the durability of legacy enterprise software models amid the rapid AI advancement, as well as the need for traditional IT services models given the proliferation of generative AI. In our view, the market has over-discounted for the near-term disruption risk. Additionally, our lack of exposure to the technology hardware, storage & peripherals industry sharply detracted from relative performance.

The increasingly concentrated, AI-driven market has fueled underperformance versus the benchmark. The Fund’s exposure to technology companies—or lack thereof in some cases—accounted for the majority of the Fund’s relative underperformance in the period.

Food Products | Ingredion, Campbells, Marzetti, Conagra Brandes, and Tyson Foods.

Health Care | Grifols (Biotechnology) and Dentsply Sirona (Health Care Equipment & Supplies).

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future
Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Commencement of OperationsFootnote Reference*
Brandes U.S. Small-Mid Cap Value ETF - NAV	25.03%	18.71%
Russell 3000 Index	22.81%	24.69%
Russell 2500 Value Total Return	38.54%	24.60%
Footnote	Description
Footnote*	Since Commencement of Operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 04, 2023
No Deduction of Taxes [Text Block]	The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 166,315,531
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 987,866
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$166,315,531
  Total advisory fees paid$987,866
  Total number of portfolio holdings70
  Portfolio turnover rate5%

Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sectors	% of Net Assets
Health Care	21.3%
Industrials	16.6%
Information Technology	15.3%
Consumer Staples	13.1%
Financials	9.1%
Energy	6.2%
Materials	5.7%
Consumer Discretionary	5.2%
Communication Services	3.5%
Money Market Funds	3.9%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000244571
Shareholder Report [Line Items]
Fund Name	Brandes U.S. Value ETF
Trading Symbol	BUSA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Brandes U.S. Value ETF for the period July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.
Additional Information Phone Number	(866) 307-0477
Additional Information Website	https://www.brandes.com/etfs/resources
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes U.S. Value ETF	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the twelve-month period ending June 30, 2026, the Brandes U.S. Value ETF returned 19.99% (based on net asset value) versus the 27.12% return of the Russell 1000 Value Index. Select tech-related holdings did well, along with positions in financials and energy. Meanwhile, relative underperformance was driven by an underweight to information technology and select holdings in the industrials sector.

TOP PERFORMANCE CONTRIBUTORS

Tech-Related Holdings | Micron Technology, Flex, Alphabet. Semiconductor manufacturers, technology hardware companies, and other businesses, viewed as beneficiaries of accelerating AI-related capital expenditures were among the strongest performers.

Energy | Halliburton, SLB, and Chevron.

Financials | Citigroup, Bank of New York Mellon, PNC Financial Services Group, and State Street.

TOP PERFORMANCE DETRACTORS

Underweight and Holdings in Information Technology | The benchmark's technology weight has increased mechanically along with rising share prices, resulting in a meaningful underweight for the portfolio after having been long overweight technology companies relative to the Russell 1000 Value Index. Our underweight hurt relative returns, along with positions in IT services (i.e., EPAM Systems, Cognizant, Amdocs).

Industrials| CAE (Aerospace & Defense) and overweight to the professional services industry.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future
Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Commencement of OperationsFootnote Reference*
Brandes U.S. Value ETF - NAV	19.99%	19.86%
Russell 1000	20.55%	23.09%
Russell 1000 Value	24.70%	19.47%
Footnote	Description
Footnote*	Since Commencement of Operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 04, 2023
No Deduction of Taxes [Text Block]	The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 298,379,115
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,639,810
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$298,379,115
  Total advisory fees paid$1,639,810
  Total number of portfolio holdings64
  Portfolio turnover rate4%

Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sectors	% of Net Assets
Health Care	25.5%
Financials	21.8%
Industrials	15.4%
Information Technology	6.8%
Energy	6.4%
Communication Services	5.4%
Consumer Staples	5.2%
Consumer Discretionary	4.3%
Materials	3.9%
Utilities	3.4%
Money Market Funds	1.8%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]